Finance income and charges	6 Months Ended
Dec. 31, 2018
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Finance income and charges

4. Finance income and charges

	Six months ended 31 December 2018 £ million	Six months ended 31 December 2017 £ million

Interest income	102	74
Fair value gain on financial instruments	59	29

Total interest income	161	103
Interest charges	(224)	(208)
Fair value loss on financial instruments	(57)	(25)

Total interest charges	(281)	(233)

Net interest charges	(120)	(130)

Net finance income in respect of post employment plans in surplus	14	4
Hyperinflation adjustment in respect of Venezuela (a)	6	6

Total other finance income	20	10
Net finance charge in respect of post employment plans in deficit	(12)	(11)
Unwinding of discounts	(8)	(6)
Interest in respect of tax	(5)	—
Change in financial liability (Level 3)	(2)	(16)
Other finance charges	(1)	(1)

Total other finance charges	(28)	(34)

Net other finance charges	(8)	(24)

(a) Hyperinflation adjustment in respect of Venezuela

Venezuela is a hyper-inflationary economy where the government maintains a regime of strict currency controls with multiple foreign currency rate systems. Access to US dollars on these exchange systems is very limited. In March 2018 Venezuela’s President ordered a re-denomination of the ailing bolivar currency. The so called “Bolívar Soberano” (Sovereign Bolivar) was introduced from 20 August 2018 when 100,000 “Bolívar Fuerte“ (VEF) were redenominated as one Sovereign Bolivar. The foreign currency denominated transactions and balances of the group’s Venezuelan operations are translated into the local functional currency (VES) at the rate they are expected to be settled, applying the most appropriate official exchange rate. For consolidation purposes, the group converts its Venezuelan operations using management’s estimate of the exchange rate considering the inflation forecast and the most appropriate official exchange rate (DICOM). The exchange rate used to translate the results of the group’s Venezuelan operations was VES/GBP 10,466 for the six months ended 31 December 2018 (2017 - VEF/GBP 63,450 - VES/GBP 0.6345).

The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the six months ended 31 December 2018 and with the amounts that would have resulted if the DICOM exchange rate had been applied for consolidation.

	At estimated exchange rate VES/GBP 10,466 £ million	At DICOM exchange rate VES/GBP 809 £ million

Net sales	—	1
Operating profit	—	—
Other finance income - hyperinflation adjustment	6	72
Net cash inflow from operating activities	—	1
Net assets	65	843